Trade and Other Payables - Summary of Trade and Other Payables (Detail)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Trade and other payables [abstract]
Trade payables	$ 31,596	RM 139,102	RM 270,659
Accruals	1,809,300	7,965,442	482,226
Sundry payables	523,287	2,303,774	973,518
Total	$ 2,364,183	RM 10,408,318	RM 1,726,403